Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020	Jun. 30, 2020
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ 17,426	$ 11,820	$ 9,278	$ 9,278
Inventories included in cost of sales	42,585	31,685
Cost
Schedule Of Inventory Disclosure [Line Items]
Finished goods	13,190	8,423	6,150
Parts	5,155	3,902	3,379
Inventory	18,345	12,325	9,529
Accumulated impairment
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ (919)	$ (505)	$ (251)